Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

In the ordinary course of business, Emera provides energy, construction and other services and enters into transactions with its subsidiaries, associates and other related companies on terms similar to those offered to non-related parties.  Intercompany balances and intercompany transactions have been eliminated on consolidation, except for the net profit on certain transactions between non-regulated and regulated entities in accordance with accounting standards for rate-regulated entities, as discussed in note 1. All material amounts are under normal interest and credit terms.

Significant transactions between Emera and its associated companies are:

  Natural gas transportation capacity revenues from M&NP reported in the Consolidated Statements of Income. Revenues from M&NP, reported in Operating revenue - non-regulated, totalled $28 million for the year ended December 31, 2017 (2016 - $29 million).
  Transmission construction revenues from NSPML reported in the Consolidated Statements of Income.  Revenues from NSPML, reported in Operating revenues, Non-regulated, totalled $17 million for the year ended December 31, 2017 (2016 - $18 million).

There are no significant receivables or payables between Emera and its associated companies reported on Emera’s Consolidated Balance Sheets as at December 31, 2017 and December 31, 2016.